Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	40
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,410,368,510.87	55,385		55.9 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$293,400,000.00	1.30%		July 15, 2018
Class A-2a Notes	$233,100,000.00	1.49%		May 15, 2020
Class A-2b Notes	$233,100,000.00	0.22238%	*	May 15, 2020
Class A-3 Notes	$373,700,000.00	1.69%		November 15, 2021
Class A-4 Notes	$102,770,000.00	1.87%		September 15, 2022
Class B Notes	$39,030,000.00	2.15%		October 15, 2022
Class C Notes	$26,020,000.00	2.33%		December 15, 2023
Total	$1,301,120,000.00
		* One-month LIBOR + 0.07%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$457,332.74

Principal:
Principal Collections	$11,392,639.29
Prepayments in Full	$4,884,363.31
Liquidation Proceeds	$129,816.91
Recoveries	$108,301.50
Sub Total	$16,515,121.01
Collections	$16,972,453.75

Purchase Amounts:
Purchase Amounts Related to Principal	$254,237.70
Purchase Amounts Related to Interest	$437.38
Sub Total	$254,675.08

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,227,128.83

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	40
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,227,128.83
Servicing Fee	$190,419.61	$190,419.61	$0.00	$0.00	$17,036,709.22
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,036,709.22
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,036,709.22
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,036,709.22
Interest - Class A-3 Notes	$28,690.78	$28,690.78	$0.00	$0.00	$17,008,018.44
Interest - Class A-4 Notes	$160,149.92	$160,149.92	$0.00	$0.00	$16,847,868.52
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,847,868.52
Interest - Class B Notes	$69,928.75	$69,928.75	$0.00	$0.00	$16,777,939.77
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$16,777,939.77
Interest - Class C Notes	$50,522.17	$50,522.17	$0.00	$0.00	$16,727,417.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,727,417.60
Regular Principal Payment	$15,623,652.97	$15,623,652.97	$0.00	$0.00	$1,103,764.63
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,103,764.63
Residual Released to Depositor	$0.00	$1,103,764.63	$0.00	$0.00	$0.00
Total		$17,227,128.83

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,623,652.97
Total					$15,623,652.97
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
	Actual	Per $1,000 of	Actual	Per $1,000 of	Actual	Per $1,000 of
Original		Original Balance		Original Balance		Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$15,623,652.97	$41.81	$28,690.78	$0.08	$15,652,343.75	$41.89
Class A-4 Notes	$0.00	$0.00	$160,149.92	$1.56	$160,149.92	$1.56
Class B Notes	$0.00	$0.00	$69,928.75	$1.79	$69,928.75	$1.79
Class C Notes	$0.00	$0.00	$50,522.17	$1.94	$50,522.17	$1.94
Total	$15,623,652.97	$12.01	$309,291.62	$0.24	$15,932,944.59	$12.25

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	40

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$20,372,150.71	0.0545147	$4,748,497.74	0.0127067
Class A-4 Notes	$102,770,000.00	1.0000000	$102,770,000.00	1.0000000
Class B Notes	$39,030,000.00	1.0000000	$39,030,000.00	1.0000000
Class C Notes	$26,020,000.00	1.0000000	$26,020,000.00	1.0000000
Total	$188,192,150.71	0.1446386	$172,568,497.74	0.1326307

Pool Information
Weighted Average APR	2.407%	2.409%
Weighted Average Remaining Term	23.90	23.13
Number of Receivables Outstanding	22,492	21,674
Pool Balance	$228,503,526.10	$211,701,648.62
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$214,214,620.85	$198,590,967.88
Pool Factor	0.1620169	0.1501038

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,051,842.55
Yield Supplement Overcollateralization Amount	$13,110,680.74
Targeted Overcollateralization Amount	$39,133,150.88
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,133,150.88

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,051,842.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,051,842.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,051,842.55

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	40
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		62	$140,820.27
(Recoveries)		108	$108,301.50
Net Loss for Current Collection Period			$32,518.77
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1708%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6555%
Second Prior Collection Period			0.9710%
Prior Collection Period			1.0048%
Current Collection Period			0.1773%
Four Month Average (Current and Prior Three Collection Periods)			0.7022%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,307	$13,196,544.96
(Cumulative Recoveries)			$2,720,241.30
Cumulative Net Loss for All Collection Periods			$10,476,303.66
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7428%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,990.49
Average Net Loss for Receivables that have experienced a Realized Loss			$3,167.92

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	197	$2,693,994.51
61-90 Days Delinquent	0.20%	28	$414,157.60
91-120 Days Delinquent	0.09%	12	$194,531.64
Over 120 Days Delinquent	0.21%	26	$449,507.02
Total Delinquent Receivables	1.77%	263	$3,752,190.77

Repossession Inventory:
Repossessed in the Current Collection Period		14	$171,114.96
Total Repossessed Inventory		22	$312,505.19

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3006%
Prior Collection Period			0.3023%
Current Collection Period			0.3045%
Three Month Average			0.3025%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.90%
13-24	1.70%
25-36	3.00%
37+	4.80%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.4999%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2017-B
Monthly Investor Report

Collection Period	September 2020
Payment Date	10/15/2020
Transaction Month	40

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer